Construction Finance Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Construction Finance Liability [Abstract]
CConstruction Finance Liabilities
NOTE 11. CONSTRUCTION FINANCE LIABILITIES
In July 2019, the Company sold property it had recently acquired in Massachusetts for $3.5 million, which was the cost to the Company. In connection with the sale of this location, the Company agreed to lease the location back for cultivation. The landlord has agreed to provide a tenant improvement allowance (“TI Allowance”) of $40.0 million, which was dispensed in its entirety as of December 31, 2020. The initial term of the agreement is ten years, with two options to extend the term for five years each. The initial payments are equal to 11% of the sum of the purchase price for the property and will increase when a draw is made on the TI Allowance. In addition, a 3% increase in payments will be applied annually after the first year. As of September 30, 2021, the total finance liability associated with this transaction is $44.4 million.
In October 2019, the Company sold property in Florida in exchange for cash of $17.0 million. Concurrent with the closing of the purchase, the buyer entered into a lease agreement with the Company for continued operation as a licensed medical cannabis cultivation facility. The initial term of the agreement is ten years, with two options to extend the term for five years each. The initial annualized payments are equal to 11% of the purchase price for the property. A 3% increase in payments will be applied annually after the first year. As of September 30, 2021, the total finance liability associated with this transaction is $17.4 million.
In October 2019, prior to its acquisition by the Company, PurePenn, LLC (“PurePenn”) sold their cannabis cultivation facility in Pennsylvania for $5.0 million. Simultaneously with the closing of the sale, PurePenn agreed to lease the cultivation facility back. The initial term of the lease is fifteen years, with two five-year options to renew. The landlord has agreed to provide a TI allowance of $21.0 million as an additional component of base rent. Payments are made based on one twelfth (1/12) of the TI allowance dispersed with 12.75% due for the first $5.0 million and 13.75% thereafter. On March 8, 2021, the Company entered into a lease amendment with the landlord to increase the tenant improvement allowance to $36.5 million at a rate of 10.75% on the additional allowance in excess of $21.0 million. As of September 30, 2021, $25.6 million of the TI allowance has been provided. As of September 30, 2021, the total finance liability associated with this transaction is $30.2 million.

Under the failed-sales-leaseback accounting model, the Company is deemed under U.S. GAAP to own the above mentioned real estate properties as financing arrangements since control was never transferred to the buyer-lessor. These agreements are presented on our condensed consolidated balance sheet within property and equipment, net and depreciated
over the assets’ remaining useful life.

11.	CONSTRUCTION FINANCE LIABILITY
In July 2019, the Company sold property it had recently acquired in Massachusetts for $3.5 million, which was the cost to the Company. In connection with the sale of this location, the Company agreed to lease the location back for cultivation. This transaction was determined to be a finance lease, and therefore did not meet the definition of a sale because control was never transferred to the buyer-lessor. The transaction was treated as a failed sale-leaseback financing arrangement.
Included in the agreement, the Company completed the tenant improvements related to the property, for which the landlord has provided a tenant improvement allowance (“TI Allowance”) for $40.0 million. As of December 31, 2020, and December 31, 2019 $40.0 million and $2.5 million, respectively, of the TI Allowance has been provided respectively. The initial term of the agreement is ten years, with two options to extend the term for five years each. The initial payments are equal to 11% of the sum of the purchase price for the property and will increase when a draw is made on the TI Allowance. In addition, a 3% increase in payments will be applied annually after the first year. As of December 31, 2020 and 2019, the total finance liability associated with this transaction is $43.9 million and $6.1 million, respectively.
In October 2019, the Company sold property in Florida in exchange for cash of $17.0 million. Concurrent with the closing of the purchase, the buyer entered into a lease agreement with the Company, for continued operation as a licensed medical cannabis cultivation facility. Control was never transferred to the buyer-lessor because the transaction was determined to be a finance lease and did not meet the requirements of a sale. The transaction was treated as a failed sale-leaseback financing arrangement.
The initial term of the agreement is ten years, with two options to extend the term for five years each. The initial annualized payments are equal to 11% of the purchase price for the property. A 3% increase in payments will be applied annually after the first year. As of December 31, 2020 and 2019, the total finance liability associated with this transaction is $17.2 million and $16.9 million, respectively.
Under the failed-sale-leaseback accounting model, the Company is deemed under GAAP to own this real estate and will reflect the properties on our consolidated balance sheet and depreciate over the assets’ remaining useful life.
The Company is making interest only payments through 2024 with the entire balance of $
23.0
million due thereafter.

In October 2019, prior to acquisition by the Company, PurePenn, LLC (“PurePenn”) sold their cannabis cultivation facility in Pennsylvania for $5.0 million. Simultaneously with the closing of the sale, PurePenn agreed to lease the cultivation facility back.
The initial term of the lease is fifteen years, with two five-year options to renew. The landlord has agreed to provide a tenant improvement allowance of $21.0 million as an additional component of base rent. Payments are made based on one twelfth (1/12) of the TI allowance dispersed with 12.75% due for the first $5.0 million and 13.75% thereafter. As of December 31, 2020, $16.7 million of the TI allowance has been provided. Subsequent to December 31, 2020, the Company entered into an amendment with the landlord to increase the tenant improvement allowance to $36.5 million at a rate of 10.75% on the additional allowance in excess of $21.0 million.